Investments (Tables)	9 Months Ended
Sep. 30, 2012
Amortized Cost And Fair Value Of Investments with Gross Unrealized Gains And Losses

At December 31, 2010, the amortized cost and fair value of investments, with gross unrealized gains and losses, were as follows:

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$7,529	$—	$—	$7,529
Commercial paper	6,748	1	—	6,749
Corporate securities	7,478	—	(3)	7,475
U.S. government-backed securities	10,678	1	(2)	10,677
U.S. treasury notes	1,274	—	—	1,274

Total investments	$33,707	$2	$(5)	$33,704

Reported as:
Cash and cash equivalents				$8,369
Marketable securities				24,852
Restricted cash				483

Total investments				$33,704

At December 31, 2011, the amortized cost and fair value of investments, with gross unrealized gains and losses, were as follows:

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$2,973	$—	$—	$2,973
Corporate securities	6,024	—	(2)	6,022
U.S. government-backed securities	5,435	1	—	5,436
U.S. treasury notes	3,051	—	—	3,051

Total investments	$17,483	$1	$(2)	$17,482

Reported as:
Cash and cash equivalents				$2,768
Marketable securities				14,509
Restricted cash				205

Total investments				$17,482

At September 30, 2012, the amortized cost and fair value of investments, with gross unrealized gains and losses, were as follows:

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(unaudited)
Money market funds	$5,733	$—	$—	$5,733
Commercial paper	4,241	7	—	4,248
Corporate securities	5,263	1	—	5,264
U.S. government-backed securities	8,304	3	—	8,307
U.S. treasury notes	502	—	—	502

Total investments	$24,043	$11	$—	$24,054

Reported as:
Cash and cash equivalents				$5,527
Marketable securities				18,322
Restricted cash				205

Total investments				$24,054